Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
7. Accrued Expenses
Accrued expenses consisted of the following:

(In thousands)	June 30, 2021	December 31, 2020
Accrued professional fees	$13,705	$4,246
Accrued software licenses	6,091	691
Accrued interest on debt	6,781	142
Accrued payroll and bonuses	2,878	1,545
Accrued taxes in connection with shareholder distribution	1,493	1,493
Other accruals	2,816	365

Total accrued expenses	$33,764	$8,482

6.	Accrued Liabilities
At December 31, 2020, accrued liabilities consisted of the following:

Accrued professional fees	$4,245,772
Accrued software licenses	690,855
Accrued interest on debt	142,446
Accrued payroll and bonuses	1,545,288
Accrued shareholder distribution	1,493,000
Other accruals	365,123

$8,482,484